8. Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8. GOODWILL AND INTANGIBLE ASSETS

As of September 30, 2020 and December 31, 2019, the Company had $6,203,194 in goodwill and $1,690,371 in intangible assets, compared to $6,370,333 and $1,834,176, respectively. The goodwill and intangible assets arose as a result of the acquisition of AMS. Based on a valuation study performed on the acquisition, the Company determined that the marijuana license in process at AMS had a value of $1,871,000 which will be amortized over a fifteen-year period or approximately $124,733 per year.

The Company has recorded amortization expense of $98,293 and $96,009, respectively, for the nine months ended September 30, 2020, and September 30, 2019.

NOTE 8.	GOODWILL AND INTANGIBLE ASSETS

As of December 31, 2019, and December 31, 2018, the Company had $6,370,333 and $6,065,014 in goodwill, respectively. Additionally, the Company had $1,834,176 and $1,871,000 in intangible assets, respectively, for the same periods ended December 31, 2019, and 2018, respectively. The goodwill and intangible assets arose as a result of the acquisition of AMS. Based on a valuation study performed on the acquisition, the Company determined that the marijuana license in process at AMS had a value of $1,871,000 which is being amortized over a fifteen-year period or $124,733 per year.

The Company did not record any amortization expense for the year ended December 31, 2018, because the acquisition of AMS was consummated on the last day of the Company’s year ended December 31, 2018. The Company began recording amortization expense on January 1, 2019. Amortization expense for the years ended December 31, 2019, and 2018 were $128,256 and $-0- respectively.